CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - Class B ordinary shares - shares		5 Months Ended
	Aug. 12, 2021	Jun. 30, 2021
Shares subject to forfeiture		750,000
Over-allotment option
Shares subject to forfeiture	0